Tax expense - deferred tax rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	€ 2,004
Deferred tax liabilities	(388)
Deferred tax asset (liability)	1,616	€ 3,505
Recognized in Consolidated Income Statement	(569)	(1,773)
Recognized in Equity	(81)	(31)
Transferred to Assets/(Liabilities) Held for Sale	(28)
Translation differences and other changes	61	85
Deferred tax assets	1,814	2,004
Deferred tax liabilities	(937)	(388)
Deferred tax asset (liability)	877	1,616
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	3,848	6,149
Recognized in Consolidated Income Statement	(240)	1,742
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	55
Translation differences and other changes	94	559
Deferred tax assets	4,127	3,848
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	1,828	2,851
Recognized in Consolidated Income Statement	280	364
Recognized in Equity	(77)	(16)
Transferred to Assets/(Liabilities) Held for Sale	31
Translation differences and other changes	47	643
Deferred tax assets	1,487	1,828
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	192	211
Recognized in Consolidated Income Statement	24	19
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	2
Translation differences and other changes	0	0
Deferred tax assets	166	192
Impairment of financial assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	169	195
Recognized in Consolidated Income Statement	1	25
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	13
Translation differences and other changes	0	1
Deferred tax assets	155	169
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	252	251
Recognized in Consolidated Income Statement	(22)	(3)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	24
Translation differences and other changes	(4)	2
Deferred tax assets	246	252
Allowances for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	122	117
Recognized in Consolidated Income Statement	6	(19)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	7
Translation differences and other changes	(13)	14
Deferred tax assets	96	122
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	387	385
Recognized in Consolidated Income Statement	(48)	13
Recognized in Equity	4	(14)
Transferred to Assets/(Liabilities) Held for Sale	77
Translation differences and other changes	323	(29)
Deferred tax assets	685	387
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	6,798	10,159
Recognized in Consolidated Income Statement	1	2,141
Recognized in Equity	(73)	(30)
Transferred to Assets/(Liabilities) Held for Sale	209
Translation differences and other changes	447	1,190
Deferred tax assets	6,962	6,798
Accelerated depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(1,891)	(2,770)
Recognized in Consolidated Income Statement	386	(430)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	(29)
Translation differences and other changes	(48)	(449)
Deferred tax liabilities	(2,296)	(1,891)
Capitalized development assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,116)	(2,742)
Recognized in Consolidated Income Statement	103	(399)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	(81)
Translation differences and other changes	(302)	(227)
Deferred tax liabilities	(2,440)	(2,116)
Other Intangible assets and Intangible assets with indefinite useful lives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(849)	(1,493)
Recognized in Consolidated Income Statement	20	(238)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	(2)
Translation differences and other changes	(45)	(406)
Deferred tax liabilities	(912)	(849)
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(50)	(14)
Recognized in Consolidated Income Statement	2	30
Recognized in Equity	(1)	0
Transferred to Assets/(Liabilities) Held for Sale	(3)
Translation differences and other changes	(41)	6
Deferred tax liabilities	(91)	(50)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(314)	(331)
Recognized in Consolidated Income Statement	103	(4)
Recognized in Equity	5	(10)
Transferred to Assets/(Liabilities) Held for Sale	(86)
Translation differences and other changes	(98)	(23)
Deferred tax liabilities	(424)	(314)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(5,220)	(7,350)
Recognized in Consolidated Income Statement	614	(1,041)
Recognized in Equity	4	(10)
Transferred to Assets/(Liabilities) Held for Sale	(201)
Translation differences and other changes	(534)	(1,099)
Deferred tax liabilities	(6,163)	(5,220)
Deferred tax asset arising on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	4,718	4,444
Recognized in Consolidated Income Statement	(708)	(522)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	328
Translation differences and other changes	(135)	248
Deferred tax assets	4,963	4,718
Unrecognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(4,680)	(3,748)
Recognized in Consolidated Income Statement	662	1,195
Recognized in Equity	(12)	9
Transferred to Assets/(Liabilities) Held for Sale	308
Translation differences and other changes	(161)	(254)
Deferred tax assets	€ (4,885)	€ (4,680)